SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Redeemable ordinary shares subject to possible redemption, beginning	$ 19,901,169
Remeasurement of carrying value to redemption value	548,676
Redemption	(13,781,323)	$ (284,916,127)
Redeemable ordinary shares subject to possible redemption, ending	$ 6,668,522	$ 19,901,169